Significant Accounting Policies and Practices (Details) - Schedule of Revenue Recognition - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Recognition [Abstract]
Products and services transferred over time	$ 673,079	$ 398,726		$ 1,447,636	$ 2,752,736	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	349,772	39,129		675,728	1,244,754	1,464,733	117,036
Revenue recognition	$ 1,022,851	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490	$ 4,796,474	$ 4,299,717